Subsequent Events	3 Months Ended
Jan. 31, 2026
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

a.	On February 2, 2026, the Company issued 600,000 pre-funded warrants to purchase 600,000 shares of the Company to two third party consultants in respect of services provided during the three months ended January 31, 2026 and during March 2026, 294,000 pre-funded warrants were converted to 294,000 shares.

b.	On February 3, 2026, the CLA Investors purchased additional Promissory Notes in the aggregate principal amount of $600,000, for a purchase price of $540,000. On February 9, 2026, the Company and the CLA Investors amended the Floor Price of the Promissory Notes to $1.25.

On February 9, 2026, the CLA Investors converted Promissory Notes in the aggregate amount of $368,710 and received 294,968 common shares.

c.	The conversions of the Promissory Notes (see note 15b) triggered an adjustment to the exercise price and the number of warrants shares issuable pursuant to the April 2023 Warrants, September 2023 Warrants and January 2024 Warrants. The new exercise price of the warrants is $1.25 per Common Share and entitles the warrant holders to a total of 1,936,108 common shares.

d.	On March 5, 2026, the company invested $675,000 in Viewbix Inc (“Viewbix”) and received 371,429 shares. Viewbix is a Communication Services company that combines digital advertising activities with a strategic move into quantum and AI technologies.